Share Based Payments - Summary of Company's Restricted Stock Unit Activity (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of RSUs withheld for taxes	259	259